Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class A
Trading Symbol	SHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.97%
[1]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024,  Class A shares of Western Asset Short Duration High Income Fund returned 8.81%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 10.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the capital goods sector as it lagged the benchmark
↑	An underweight to securities rated BB
↑	Issue selection within the capital goods sector

Top detractors from performance:
↓	An overweight to the transportation sector as it lagged the benchmark
↓	Issue selection within communications sector
↓	Issue selection within the information technology sector
Use of derivatives and the impact on performance:
Credit default swaps, used to manage the portfolio’s credit exposure, modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	8.81	4.13	3.19
Class A (with sales charge)	6.35	3.66	2.95
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	10.41	4.57	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 493,559,783
Holdings Count | $ / shares	366	[2]
Advisory Fees Paid, Amount	$ 2,406,523
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$493,559,783
Total Number of Portfolio Holdings*	366
Total Management Fee Paid	$2,406,523
Portfolio Turnover Rate	65%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Walter E. Kilcullen and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class C
Trading Symbol	LWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.69%
[3]
Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024,  Class C shares of Western Asset Short Duration High Income Fund returned 8.03%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 10.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the capital goods sector as it lagged the benchmark
↑	An underweight to securities rated BB
↑	Issue selection within the capital goods sector

Top detractors from performance:
↓	An overweight to the transportation sector as it lagged the benchmark
↓	Issue selection within communications sector
↓	Issue selection within the information technology sector
Use of derivatives and the impact on performance:
Credit default swaps, used to manage the portfolio’s credit exposure, modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	8.03	3.39	2.46
Class C (with sales charge)	7.03	3.39	2.46
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	10.41	4.57	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 493,559,783
Holdings Count | $ / shares	366	[4]
Advisory Fees Paid, Amount	$ 2,406,523
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$493,559,783
Total Number of Portfolio Holdings*	366
Total Management Fee Paid	$2,406,523
Portfolio Turnover Rate	65%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Walter E. Kilcullen and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class C1
Trading Symbol	SHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$153	1.47%
[5]
Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024,  Class C1 shares of Western Asset Short Duration High Income Fund returned 8.26%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 10.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the capital goods sector as it lagged the benchmark
↑	An underweight to securities rated BB
↑	Issue selection within the capital goods sector

Top detractors from performance:
↓	An overweight to the transportation sector as it lagged the benchmark
↓	Issue selection within communications sector
↓	Issue selection within the information technology sector
Use of derivatives and the impact on performance:
Credit default swaps, used to manage the portfolio’s credit exposure, modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C1	8.26	3.69	2.75
Class C1 (with sales charge)	7.26	3.69	2.75
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	10.41	4.57	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 493,559,783
Holdings Count | $ / shares	366	[6]
Advisory Fees Paid, Amount	$ 2,406,523
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$493,559,783
Total Number of Portfolio Holdings*	366
Total Management Fee Paid	$2,406,523
Portfolio Turnover Rate	65%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Walter E. Kilcullen and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class R
Trading Symbol	LWSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$146	1.40%
[7]
Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024,  Class R shares of Western Asset Short Duration High Income Fund returned 8.35%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 10.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the capital goods sector as it lagged the benchmark
↑	An underweight to securities rated BB
↑	Issue selection within the capital goods sector

Top detractors from performance:
↓	An overweight to the transportation sector as it lagged the benchmark
↓	Issue selection within communications sector
↓	Issue selection within the information technology sector
Use of derivatives and the impact on performance:
Credit default swaps, used to manage the portfolio’s credit exposure, modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	8.35	3.73	2.77
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	10.41	4.57	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 493,559,783
Holdings Count | $ / shares	366	[8]
Advisory Fees Paid, Amount	$ 2,406,523
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$493,559,783
Total Number of Portfolio Holdings*	366
Total Management Fee Paid	$2,406,523
Portfolio Turnover Rate	65%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Walter E. Kilcullen and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class I
Trading Symbol	SHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$75	0.72%
[9]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024,  Class I shares of Western Asset Short Duration High Income Fund returned 9.08%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 10.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the capital goods sector as it lagged the benchmark
↑	An underweight to securities rated BB
↑	Issue selection within the capital goods sector

Top detractors from performance:
↓	An overweight to the transportation sector as it lagged the benchmark
↓	Issue selection within communications sector
↓	Issue selection within the information technology sector
Use of derivatives and the impact on performance:
Credit default swaps, used to manage the portfolio’s credit exposure, modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class I	9.08	4.41	3.46
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	10.41	4.57	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 493,559,783
Holdings Count | $ / shares	366	[10]
Advisory Fees Paid, Amount	$ 2,406,523
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$493,559,783
Total Number of Portfolio Holdings*	366
Total Management Fee Paid	$2,406,523
Portfolio Turnover Rate	65%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Walter E. Kilcullen and Ryan Kohan.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.